PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 41,150	$ 39,108
Accumulated Depreciation	14,281	13,846
Construction in Progress	2,100	1,495
Total	28,969	26,757
Transmission
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	22,359	21,224
Accumulated Depreciation	7,100	6,885
Construction in Progress	1,616	1,160
Total	16,875	15,499
Distribution
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	14,335	13,511
Accumulated Depreciation	4,813	4,598
Construction in Progress	318	206
Total	9,840	9,119
Communication
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	1,341	1,321
Accumulated Depreciation	1,183	1,114
Construction in Progress	32	49
Total	190	256
Administration and service
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	2,382	2,334
Accumulated Depreciation	1,063	1,130
Construction in Progress	134	80
Total	1,453	1,284
Easements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	733	718
Accumulated Depreciation	122	119
Construction in Progress	0	0
Total	$ 611	$ 599